Condensed Parent Company Information Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 847,778	$ 443,914	$ 294,981	$ 1,169,221
Other Assets	814,874	703,065
Assets	17,640,984	18,242,878
Accounts Payable and Accrued Liabilities	277,881	372,543
Liabilities	16,019,971	16,791,702
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,621,013	1,451,176	967,665	1,013,198
Liabilities and Equity	17,640,984	18,242,878
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and Cash Equivalents, at Carrying Value	65,005	70,957	4,389	12,596
Investment in Subsidaries, Bank Subsidiary	1,662,164	1,518,934
Investment in Subsidaries, Nonbank Subsidiaries	3,344	3,344
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	1,665,508	1,522,278
Other Assets	2,264	396
Assets	1,732,777	1,593,631
Accounts Payable and Accrued Liabilities	4,635	34,335
Due to Affiliate	3,379	4,370
Junior Subordinated Notes	103,750	103,750
Liabilities	111,764	142,455
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,621,013	1,451,176
Liabilities and Equity	$ 1,732,777	$ 1,593,631